Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2026
Supplemental Cash Flow Information [Abstract]
Schedule of Net Changes in Non-Cash Working Capital and Other Liabilities

The following table reconciles the net changes in non-cash working capital and other liabilities from the consolidated statements of financial position to the consolidated statement of cash flows:

	Three months ended June 30		Six months ended June 30
($ thousands)	2026	2025	2026	2025
Change in accounts receivable	$13,743	$(5,043)	$(3,430)	$(3,946)
Change in inventories	(1,542)	(6,006)	(755)	(3,699)
Change in prepaid expenses and deposits	1,069	91	3,519	(1,305)
Change in accounts payable and accrued liabilities	2,047	(12,003)	(1,591)	(9,724)
	15,317	(22,961)	(2,257)	(18,674)
Other items impacting changes in non-cash working capital:
Withholding taxes on share units	(249)	(261)	(373)	(981)
Unrealized foreign exchange gain (loss) related to working capital	206	-	206	-
	15,274	(23,222)	(2,424)	(19,655)
Related to operating activities	13,660	(16,111)	(9,516)	(11,029)
Related to investing activities	1,614	(7,111)	7,092	(8,626)
Net change in non-cash working capital	$15,274	$(23,222)	$(2,424)	$(19,655)
Cash interest paid (included in operating activities)	$(930)	$(842)	$(2,031)	$(21,683)
Cash interest received (included in operating activities)	$108	$703	$479	$1,373